TILSON INVESTMENT TRUST
767 Fifth Avenue, 18th Floor
New York, New York 10153
(252) 972-9922

March 7, 2011

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Tilson Investment Trust (“Trust”) (File Nos. 333-117597 and 811-21606); on behalf of the Tilson Focus Fund and the Tilson Dividend Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced series do not differ from those contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 28, 2011.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
Tilson Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:	Thomas W. Steed, III
Kilpatrick Townsend & Stockton LLP
3737 Glenwood Avenue, Suite 400
Raleigh, North Carolina 27612